Schedule of Revenue by Geographic Areas (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,635,718	$ 2,376,393	$ 9,686,975	$ 11,087,459
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,617,847	2,325,730	9,435,936	8,772,170
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17,871	$ 50,663	251,039	330,159
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				$ 1,985,130